Regulatory Requirements	12 Months Ended
Dec. 31, 2025
Regulatory Requirements [Line Items]
Regulatory Requirements
(13)	Stockholders’ Equity
Regulatory Capital
The Company and the Bank are subject to various regulatory capital requirements administered by the federal banking regulators, including a risk-based capital measure. The Federal Reserve establishes capital requirements, including well capitalized standards, for the consolidated financial holding company, and the Office of the Comptroller of the Currency (the “OCC”) has similar requirements for the Bank. Failure to meet minimum capital requirements can initiate certain mandatory and possibly additional discretionary actions by regulators that, if undertaken, could have a direct material effect on the Company’s Consolidated Statements of Financial Condition.
Federal regulators require federally insured depository institutions to meet several minimum capital standards: (1) total capital to risk-weighted assets of 8.0%; (2) tier 1 capital to risk-weighted assets of 6.0%; (3) common equity tier 1 capital to risk-weighted assets of 4.5%; and (4) tier 1 capital to adjusted total assets of 4.0%. In addition to establishing the minimum regulatory capital requirements, the regulations limit capital distributions and certain discretionary bonus payments to management if the institution does not hold a “capital conservation buffer” consisting of 2.5% of common equity tier 1 capital to risk-weighted assets above the amount necessary to meet its minimum risk-based capital requirements. The regulators established a framework for the classification of savings institutions into five categories: well capitalized, adequately capitalized, undercapitalized, significantly undercapitalized, and critically undercapitalized. Generally, an institution is considered well capitalized if it has: a total capital to risk-weighted assets ratio of at least 10.0%, a tier 1 capital to risk-weighted assets ratio of at least 8.0%, a common tier 1 capital to risk-weighted assets ratio of at least 6.5%, and a tier 1 capital to adjusted total assets ratio of at least 5.0%. As of December 31, 2025 and 2024, each of the Company and Columbia Bank exceeded all capital adequacy requirements to which it is subject.
Based upon most recent notification from federal banking regulators, the Bank was categorized as well capitalized under the regulatory framework for prompt corrective action. There are no conditions existing or events which have occurred since notification that management believes have changed the Bank’s category.

The following tables presents the Company’s and the Columbia Bank’s actual capital amounts and ratios at December 31, 2025 and 2024 compared to the Federal Reserve Bank minimum capital adequacy requirements and the Federal Reserve Bank requirements for classification as a well-capitalized institution:

	Actual		Minimum Capital Adequacy Requirements		Minimum Capital Adequacy Requirements With Capital Conservation Buffer		To Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio	Amount	Ratio
Company	(In thousands, except ratio data)
At December 31, 2025:
Total capital (to risk-weighted assets)	$1,196,057	14.92%	$641,506	8.00%	$841,976	10.50%	N/A	N/A
Tier 1 capital (to risk-weighted assets)	1,125,002	14.03	481,129	6.00	681,600	8.50	N/A	N/A
Common equity tier 1 capital (to risk-weighted assets)	1,117,785	13.94	360,847	4.50	561,317	7.00	N/A	N/A
Tier 1 capital (to adjusted total assets)	1,125,002	10.27	438,061	4.00	438,061	4.00	N/A	N/A
At December 31, 2024:
Total capital (to risk-weighted assets)	$1,131,159	14.20%	$637,077	8.00%	$836,164	10.50%	N/A	N/A
Tier 1 capital (to risk-weighted assets)	1,067,445	13.40	477,808	6.00	676,895	8.50	N/A	N/A
Common equity tier 1 capital (to risk-weighted assets)	1,060,228	13.31	358,356	4.50	557,443	7.00	N/A	N/A
Tier 1 capital (to adjusted total assets)	1,067,445	10.02	426,319	4.00	426,319	4.00	N/A	N/A
Columbia Bank
At December 31, 2025:
Total capital (to risk-weighted assets)	$1,129,574	14.09%	$641,534	8.00%	$842,014	10.50%	$801,918	10.00%
Tier 1 capital (to risk-weighted assets)	1,058,519	13.20	481,151	6.00	681,630	8.50	641,534	8.00
Common equity tier 1 capital (to risk-weighted assets)	1,058,519	13.20	360,863	4.50	561,342	7.00	521,247	6.50
Tier 1 capital (to adjusted total assets)	1,058,519	9.67	438,029	4.00	438,029	4.00	547,536	5.00
At December 31, 2024:
Total capital (to risk-weighted assets)	$1,090,717	14.41%	$605,734	8.00%	$795,025	10.50%	$757,167	10.00%
Tier 1 capital (to risk-weighted assets)	1,027,003	13.56	454,300	6.00	643,592	8.50	605,734	8.00
Common equity tier 1 capital (to risk-weighted assets)	1,027,003	13.56	340,725	4.50	530,017	7.00	492,159	6.50
Tier 1 capital (to adjusted total assets)	1,027,003	9.64	425,935	4.00	425,935	4.00	532,419	5.00
Stock Repurchase Program
On September 5, 2025, the Company announced that its Board of Directors authorized the Company’s seventh stock repurchase program to acquire up to 1,800,000 shares, or approximately 1.7% of the Company’s then issued and outstanding common stock. As of December 31, 2025, there were 926,696 shares authorized and remaining to be purchased under this program.

On May 25, 2023, the Company announced that its Board of Directors authorized the Company’s sixth stock repurchase program to acquire up to 2,000,000 shares, or approximately 1.9% of the Company’s then issued and outstanding common stock. This program expired in 2024 prior to its completion.
During the years ended December 31, 2025, 2024, and 2023 the Company repurchased 873,304 shares at a cost of approximately $13.4 million, or 15.29 per share, 365,116 shares at a cost of approximately $5.9 million, or $16.14 per share, and 4,242,693 shares at a cost of approximately $80.5 million, or $18.97 per share, respectively under these programs. Repurchased shares are held as treasury stock and are available for general corporate purposes.

Northfield Bancorp, Inc. [Member]
Regulatory Requirements [Line Items]
Regulatory Requirements
(15)	Regulatory Requirements
Federal regulations require federally insured depository institutions to meet several minimum capital standards: a common equity Tier 1 capital to risk-based assets ratio of 4.5%, a Tier 1 capital to risk-based assets ratio of 6.0%, a total capital to risk-based assets of 8.0%, and a 4.0% Tier 1 capital to total assets leverage ratio.
Under prompt corrective action regulations, the OCC is required to take certain supervisory actions (and may take additional discretionary actions) with respect to an undercapitalized institution. Such actions could have a direct material effect on the institution’s financial statements. The regulations establish a framework for the classification of savings institutions into five categories: well capitalized, adequately capitalized, undercapitalized, significantly undercapitalized, and critically undercapitalized. Generally, an institution is considered well capitalized if it has a leverage (Tier 1) ratio of 5.0% or greater, a common equity Tier 1 ratio of 6.5% or greater, a Tier 1 risk-based capital ratio of 8.0% or greater, and a total risk-based capital ratio of 10.0% or greater.
The foregoing capital ratios are based in part on specific quantitative measures of assets, liabilities, and certain off-balance-sheet
items as calculated under regulatory accounting practices. Capital amounts and classifications also are subject to qualitative judgments by the regulators about capital components, risk weighting, and other factors.
Under the U.S. Basel III capital framework, both Northfield Bank and the Company must maintain minimum capital requirements which include: (i) a common equity Tier 1 capital to risk-based assets ratio of 4.5%; (ii) a Tier 1 capital to risk-based assets ratio of 6%; (iii) a total capital to risk-based assets of 8%; and (iv) a Tier 1 capital to total assets leverage ratio of 4%. In addition to establishing the minimum regulatory capital requirements, the regulations limit capital distributions and certain discretionary bonus payments to management if the institution does not hold a “capital conservation buffer” consisting of 2.5% of common equity Tier 1 capital to risk-weighted assets in addition to the amount necessary to meet its minimum risk-based capital requirements.
The federal banking agencies developed a “Community Bank Leverage Ratio” (“CBLR”) (the ratio of a bank’s tangible equity capital to average total consolidated assets) for financial institutions with assets of less than $10 billion. A qualifying community bank that exceeds this ratio will be deemed to be in compliance with all other capital and leverage requirements, including the capital requirements to be considered “well capitalized” under Prompt Corrective Action statutes. The federal banking agencies have approved 9% as the minimum capital for the CBLR. Northfield Bank and Northfield Bancorp elected to opt into the CBLR framework.
At December 31, 2025, and 2024, as set forth in the following tables, both Northfield Bank and the Company exceeded all of the regulatory capital requirements to which they were subject at such dates.
The following is a summary of Northfield Bank’s regulatory capital amounts and ratios compared to the regulatory requirements as of December 31, 2025 and 2024, for classification as a well-capitalized institution and minimum capital amounts and ratios compared to the regulatory requirements as of December 31, 2025 and December 31, 2024 (dollars in thousands):

	Actual		For Capital Adequacy Purposes		For Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
As of December 31, 2025:
CBLR	$728,406	12.84%	$510,525	9.00%	$510,525	9.00%
As of December 31, 2024:
CBLR	$703,514	12.46%	$508,179	9.00%	$508,179	9.00%
The following is a summary of the Company’s regulatory capital amounts and ratios compared to the regulatory requirements as of December 31, 2025 and 2024, for classification as well-capitalized and minimum capital (dollars in thousands):

	Actual		For Capital Adequacy Purposes		For Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
As of December 31, 2025:
CBLR	$694,279	12.24%	$510,525	9.00%	$510,525	9.00%
As of December 31, 2024:
CBLR	$683,911	12.11%	$508,179	9.00%	$508,179	9.00%